CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenues	$ 113,794	$ 84,556	$ 77,973
Cost of revenue, net:
Total cost of revenues	91,326	68,628	66,703
Gross profit	22,468	15,928	11,270
Operating expenses:
Research and development, net	715	479	517
Selling and marketing, net	5,523	5,629	5,147
General and administrative, net	10,588	9,970	8,354
Other (income) expenses	(433)	(90)	(468)
Restructuring expenses, net	0	1,715	1,755
Total operating expenses	16,393	17,703	15,305
Operating income (loss)	6,075	(1,775)	(4,035)
Interest expenses	(1,683)	(902)	(250)
Other financial income (expenses), net	353	1,029	(290)
Income profit (loss) before taxes on income (tax benefit)	4,745	(1,648)	(4,575)
Taxes on income (tax benefit)	576	98	(662)
Profit (Loss) before share of equity investment	4,169	(1,746)	(3,913)
Share in profit (losses) of equity investment of affiliated companies	503	184	(76)
Net income (loss) from continued operation	4,672	(1,562)	(3,989)
Net income (loss) from discontinued operation		0	427
Net income (loss)	$ 4,672	$ (1,562)	$ (3,562)
Net income (loss) per share from continued operation —basic	$ 0.52	$ (0.175)	$ (0.45)
Net income (loss) per share from continued operation —diluted	0.51	(0.175)	(0.45)
Net income (loss) per share from discontinued operation - basic and diluted	0	0	0.05
Net income (loss) per share — basic	0.52	(0.175)	(0.4)
Net income (loss) per share — diluted	$ 0.51	$ (0.175)	$ (0.4)
Weighted average number of shares outstanding:
Weighted average shares outstanding - basic	8,961,689	8,911,546	8,874,696
Weighted average shares outstanding - diluted	9,084,022	8,911,546	8,874,696
Product [Member]
Revenue:
Total revenues	$ 35,241	$ 25,460	$ 25,870
Cost of revenue, net:
Total cost of revenues	30,517	21,631	23,761
Service [Member]
Revenue:
Total revenues	78,553	59,096	52,103
Cost of revenue, net:
Total cost of revenues	$ 60,809	$ 46,997	$ 42,942